Non-current deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Non-current deposits
Investment deposit			$ 33,429	¥ 207,226	¥ 208,591
Deposit for machineries purchase			5	32	303
Total non-current deposits			$ 33,434	¥ 207,258	¥ 208,894
Earnest deposit for investment remitted	$ 33,660	¥ 207,226